PREPAYMENTS, NET - Impairment loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PREPAYMENTS, NET
Balance at the beginning of the year	$ (5,002)
Additions charged to the impairment loss		$ (5,016)
Foreign currency translation adjustments	135	14
Balance at the end of the year	$ (4,867)	$ (5,002)